LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Long-Term Debt
Schedule of Maturities of Long-term Debt [Table Text Block]

2021	2,773,000
Less: Unamortized debt issuance costs	85,000
Less: Current portion	2,688,000
Long-term portion	$—